Schedule of Investments (unaudited)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.0%
Alabama — 0.2%

Baldwin County, AL, IDA Revenue, Solid Waste Disposal Bonds, Novelis Corporation Project, Series A	5.000%	6/1/32	$1,250,000	$1,287,693 (a)(b)(c)(d)
Arizona — 2.6%
Arizona State IDA, Education Revenue:
Education Facility Revenue Bonds, Series A, Refunding	5.000%	7/1/46	750,000	719,864 (a)
Public Charter Schools, Jerome Facility Project, Series B	4.000%	7/1/51	2,000,000	1,673,997
County of Pima, AZ, IDA Revenue:
La Posada At Pusch Ridge Project, Senior Living, Series A	6.250%	11/15/35	1,060,000	1,166,174 (a)
La Posada At Pusch Ridge Project, Senior Living, Series A	6.750%	11/15/42	1,000,000	1,087,364 (a)
La Posada At Pusch Ridge Project, Senior Living, Series A	6.875%	11/15/52	500,000	536,754 (a)
La Posada At Pusch Ridge Project, Senior Living, Series A	7.000%	11/15/57	1,650,000	1,775,585 (a)
County of Yavapai, AX, IDA Education Revenue:
Ariona Agribusiness and Equine Center Inc. Project, Series 2012	5.000%	3/1/32	1,195,000	1,195,395 (a)
Ariona Agribusiness and Equine Center Inc. Project, Series 2015, Refunding	5.000%	9/1/34	460,000	460,101 (a)
Maricopa County, AZ, IDA Education Revenue, Horizon Community Learning Center Project, Series 2016, Refunding	5.000%	7/1/35	1,500,000	1,505,580
Maricopa County, AZ, IDA Revenue, Grand Canyon University Project T	7.375%	10/1/29	3,700,000	3,885,383 (a)
Sierra Vista, AZ, IDA Revenue, American Leadership Academy Project	5.000%	6/15/64	700,000	625,648 (a)
Total Arizona				14,631,845
Arkansas — 0.2%

Arkansas Development Finance Authority Hospital Revenue, Washington Regional Medical Center, Series 2024	5.000%	2/1/36	825,000	856,254
California — 8.0%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue, Gold Country Settlement Funding Corporation, Series B-2, CAB, Refunding	0.000%	6/1/55	7,355,000	1,494,938
California State Community Housing Agency Essential Housing Revenue, Senior Bonds, Series A-1	4.000%	2/1/56	3,275,000	2,743,891 (a)
California State Infrastructure & Economic Development Bank Revenue:
CAB, WFCS Portfolio Project, Series 2021	0.000%	1/1/61	7,250,000	636,191 (a)
Senior Subordinated Secured Revenue, Brightline West Passenger Rail Project, Refunding	9.500%	1/1/35	2,100,000	1,680,000 (a)(b)(c)(d)
California State MFA Educational Facilities Revenue:
Westside Neighborhood School Project, Series 2024	6.200%	6/15/54	600,000	630,453 (a)
Westside Neighborhood School Project, Series 2024	6.375%	6/15/64	1,100,000	1,161,153 (a)
California State MFA Revenue:
Catalyst Impact Fund Housing, Series I	6.000%	1/1/39	1,700,000	1,767,022 (a)
Municipal Certificates, Series A-2	0.000%	2/20/41	2,986,957	2,653,358 (d)
Municipal Certificates, Series B	3.439%	6/20/49	1,000,000	634,466 (a)(d)
California State Public Finance Authority, Senior Living Revenue, Enso Village Project, Green Bond:
Series A	5.000%	11/15/36	750,000	753,128 (a)
Series A	5.000%	11/15/46	500,000	458,968 (a)
Series A, Refunding	5.000%	11/15/51	1,000,000	894,151 (a)
California State School Finance Authority Revenue, Vista Charter Public School, Series A	4.000%	6/1/61	500,000	373,383 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
California Statewide CDA, Community Improvement Authority Revenue, Senior Bonds, Pasadena	3.000%	12/1/56	$5,400,000	$3,851,272 (a)
CMFA Special Finance Agency Essential Housing Revenue, Mix At CTR City, Social Bonds, Series A	4.000%	4/1/56	3,500,000	2,681,530 (a)
CMFA Special Finance Agency VII, Essential Housing Revenue, Series 2021 A-1	3.000%	8/1/56	2,000,000	1,384,473 (a)
CSCDA, CA, Improvement Authority Revenue:
Essential Housing, Dublin Social Bonds, Series A	3.000%	2/1/57	5,500,000	3,809,044 (a)
Essential Housing, Dublin Social Bonds, Series B	4.000%	2/1/57	1,500,000	1,122,533 (a)
Essential Housing, Jefferson-Anaheim Social Bonds	2.875%	8/1/41	1,405,000	1,297,240 (a)
Essential Housing, Jefferson-Anaheim Social Bonds	3.125%	8/1/56	9,400,000	7,090,316 (a)
Essential Housing, Senior Lien Social Bonds, Series A	3.000%	3/1/57	2,800,000	1,914,434 (a)
Sunnyvale, CA, Special Tax Revenue, Refunding	7.750%	8/1/32	2,745,000	2,754,498
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B, CAB, Refunding	0.000%	6/1/54	14,660,000	3,007,777
Total California				44,794,219
Colorado — 3.4%
Canyons Metropolitan District No 5, GO, City Of Castle Pines, Douglas County, Series B, Refunding	6.500%	12/15/54	700,000	704,457
CCP Metropolitan District No 3, GO, Series 2024, Refunding	5.000%	12/1/53	1,175,000	1,170,982
Colorado State Health Facilities Authority Revenue:
Bethesda Project, Second Tier, Series 2025	5.625%	9/15/59	650,000	652,077
Covenant Living Communities and Services, Series A, Refunding	4.000%	12/1/50	1,700,000	1,419,886
Improvement and Refunding Revenue, Christian Living Neighborhoods, Series 2019	4.000%	1/1/38	550,000	521,100
Improvement and Refunding Revenue, Christian Living Neighborhoods, Series 2021	4.000%	1/1/42	1,000,000	890,404
Copperleaf Metropolitan District No 5, GO, Arapahoe County, Series A, Refunding	6.500%	12/1/55	500,000	504,776
E-470 Public Highway Authority Revenue, CO, Capital Appreciation, Series A, Refunding	0.000%	9/1/41	1,000,000	521,845
Prairie Center Metropolitan District No 3, GO, Series A, Refunding	5.875%	12/15/46	2,100,000	2,214,675
Raindance, CO, Metropolitan District No 1, Non-Potable Water System Revenue:
Water Activity Enterprise, Series 2020	5.000%	12/1/40	624,000	620,759
Water Activity Enterprise, Series 2020	5.250%	12/1/50	1,375,000	1,340,743
Rampart Range, CO, Metropolitan District No 5, Revenue, Douglas County	4.000%	12/1/51	2,000,000	1,668,770
Sky Dance Metropolitan District No 2, GO, Series A	6.000%	12/1/54	790,000	805,795
Southlands Metropolitan District No 1, CO, GO, Series A, Refunding	5.000%	12/1/37	500,000	502,645
Southlands Metropolitan District No 1, GO, Series A-1, Refunding	5.000%	12/1/47	1,745,000	1,701,975
STC Metropolitan District No 2, GO, Series A-2, Refunding	6.250%	12/1/55	500,000	508,665 (a)
Sterling Ranch Community Authority Board, CO, Special Assessment Revenue, Board Douglas County Colorado Special Improvement District No 1	5.625%	12/1/43	623,000	639,794
Sunset Parks Metropolitan District, GO, Series A	5.125%	12/1/54	1,410,000	1,379,204 (a)
Trails at Crowfoot Metropolitan District No 3, GO, Series B, Refunding	6.875%	12/15/52	700,000	707,339
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Colorado — continued
Windler, CO, Public Improvement Authority Revenue, Series A-1	4.125%	12/1/51	$1,000,000	$783,765
Total Colorado				19,259,656
Connecticut — 0.5%
Connecticut State HEFA Revenue:
Healthcare Facility Expansion Issue, Series A	5.000%	9/1/46	1,000,000	961,044 (a)
Masonicare Issue, Series F, Refunding	5.000%	7/1/33	1,500,000	1,509,572
Stamford, CT, Housing Authority Revenue:
Mozaic Concierge Living Project, Series A, Refunding	6.375%	10/1/45	185,000	190,338
Mozaic Concierge Living Project, Series A, Refunding	6.500%	10/1/55	235,000	239,906
Mozaic Concierge Living Project, Series A, Refunding	6.250%	10/1/60	170,000	170,201
Total Connecticut				3,071,061
Delaware — 1.3%
Delaware State EDA Revenue:
Charter Schools Revenue, Series 2016	5.000%	6/1/36	700,000	701,129
Charter Schools Revenue, Series 2016	5.000%	6/1/46	1,820,000	1,671,918
Town of Bridgeville, DE, Special Tax Revenue, Heritage Shores Special Development District	5.625%	7/1/53	1,525,000	1,553,665 (a)
Town of Millsboro, DE, Special Tax Revenue:
Plantation Lakes Special Development District, Series 2018, Refunding	5.125%	7/1/38	1,492,000	1,500,351 (a)
Plantation Lakes Special Development District, Series 2018, Refunding	5.250%	7/1/48	1,996,000	1,956,060 (a)
Total Delaware				7,383,123
District of Columbia — 2.1%
District of Columbia Revenue:
DC Project, Smart Street Lighting Project Series A	5.500%	8/31/34	3,755,000	4,299,295 (b)
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	3,170,000	2,941,748
KIPP DC Issue, Series 2019	4.000%	7/1/44	250,000	223,440
KIPP DC Issue, Series 2019	4.000%	7/1/49	1,000,000	853,788
Latin American Montessori Bilingual Public Charter School Issue, Series 2020, Refunding	5.000%	6/1/40	2,750,000	2,706,938
Rocketship DC Obligated Group, Series A	5.000%	6/1/61	700,000	612,135 (a)
Total District of Columbia				11,637,344
Florida — 12.8%
Bella Collina, FL, Community Development District District, Special Assessment Revenue:
Series 2024	5.000%	5/1/44	680,000	681,388
Series 2024	5.300%	5/1/55	915,000	915,833
Bella Tara, FL, Community Development District District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.125%	5/1/56	200,000	207,621
Master Infrastructure, Series 2025	6.500%	5/1/56	500,000	518,532
Bridle Creek, FL, Community Development District District, Special Assessment Revenue, Assessment Area, Series 2025	6.375%	5/1/56	475,000	492,219
Capital Trust, FL, Agency Inc. Revenue, Liza Jackson Preparatory School Inc.	5.000%	8/1/40	300,000	303,819
Capital Trust, FL, Agency Inc. Educational Facilities Revenue, Liza Jackson Preparatory School Inc. Project, Series B	5.000%	8/1/55	1,000,000	963,743
Capital Trust, FL, Agency Inc. Revenue, Wonderful Foundations Charter School Portfolio Project, Series B	0.000%	1/1/60	6,000,000	536,990
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Capital Trust, FL, Authority Educational Facilities Revenue:
Academir Charter Schools Inc. Project, Series A	6.375%	7/1/50	$1,720,000	$1,739,777 (a)
Florida Tech Student Housing I LLC, Series A	5.250%	7/1/55	390,000	379,224 (a)
Cedar Crossings, FL, Community Development District District, Special Assessment Revenue, Series 2025	5.500%	5/1/55	370,000	365,397 (a)
Charlotte County, FL, IDA Revenue, Town & Country Utilities Project, Series 2025	6.125%	10/1/55	425,000	442,641 (b)
Cypress Bluff, FL, Community Development District District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.550%	5/1/55	1,500,000	1,508,072
Cypress Creek Reserve, FL, Community Development District District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	100,000	103,887
Assessment Area One Project, Series 2025	6.000%	5/1/56	150,000	155,341
Cypress Reserve, FL, Community Development District District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.800%	5/1/56	215,000	217,086 (a)
Deering Park Stewardship District, FL, Special Assessment Revenue:
Assessment Area One Project, Series 2025	6.000%	5/1/45	400,000	416,616
Assessment Area One Project, Series 2025	6.250%	5/1/55	305,000	317,258
Del Webb Oak Creek, FL, Community Development District District, Special Assessment Revenue, Project Area, Series 2025	5.625%	5/1/55	565,000	571,390 (a)
East Nassau Stewardship District, FL, Special Assessment Revenue, Series 2025	6.250%	5/1/56	950,000	988,507
Feed Mill, FL, Community Development District District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.875%	5/1/56	600,000	607,114
Florida State Development Finance Corp., Educational Facilities Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding Inc. Project, Series A	4.000%	7/1/51	2,250,000	1,813,873 (a)
Florida State Development Finance Corp., Healthcare Facilities Revenue, Health Jacksonville Project, Refunding	5.000%	2/1/52	3,500,000	3,399,282
Florida State HEFA Revenue, Saint Leo University Project, Series 2019, Refunding	5.000%	3/1/49	2,000,000	1,473,654
Florida State Local Government Finance Commission:
Educational Facilities Revenue, Bridgeprep Academy Projects, Series A	6.125%	6/15/65	3,100,000	3,129,379 (a)
Senior Living , Fleet Landing At Nocatee Project, Series A	6.750%	11/15/55	350,000	364,173 (a)
Fox Branch Ranch, FL, Community Development District District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.400%	5/1/55	490,000	490,124
Gardens at Hammock Beach, FL, Community Development District District, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.650%	5/1/54	525,000	532,181
Gardens at Hammock Beach, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2024	5.375%	5/1/44	305,000	310,298
Gas Worx, FL, Community Development District District, Special Assessment Revenue:
Series 2025	5.000%	5/1/36	100,000	104,301 (a)
Series 2025	5.750%	5/1/45	100,000	102,868 (a)
Series 2025	6.000%	5/1/57	265,000	271,776 (a)
GIR East, FL, Community Development District District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.300%	5/1/45	700,000	697,869
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Assessment Area One Project, Series 2025	5.500%	5/1/55	$1,325,000	$1,308,518
Governors Park South, FL, Community Development District District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.400%	5/1/45	600,000	605,086
Assessment Area One Project, Series 2025	5.650%	5/1/55	875,000	880,328
Hammock Oaks, FL, Community Development District District, Special Assessment Revenue:
Assessment Area Three Project, Series 2025	5.550%	5/1/45	150,000	152,710 (a)
Assessment Area Three Project, Series 2025	5.750%	5/1/55	200,000	202,825 (a)
Hobe-St. Lucie Conservancy District, FL, Special Assessment Revenue, Series 2024	5.875%	5/1/55	1,000,000	1,025,412
K-Bar Ranch III, FL, Community Development District District, Special Assessment Revenue, Series 2025	6.125%	5/1/55	260,000	272,030 (a)
Kings Creek I, FL, Community Development District District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	100,000	102,790
Assessment Area One Project, Series 2025	6.000%	5/1/55	225,000	230,666
Kingston One, FL, Community Development District District, Special Assessment Revenue:
Assessment Area One Project, Series 2025	5.750%	5/1/45	350,000	361,131
Assessment Area One Project, Series 2025	6.000%	5/1/57	800,000	824,148
Kissimmee Park, FL, Community Development District District, Special Assessment Revenue:
Capital Improvement, Assessment Area One Project, Series 2025	6.125%	5/1/56	775,000	804,530
Capital Improvement, Assessment Area One Project, Series 2025	6.500%	5/1/56	800,000	829,652
Lake County, FL, Retirement Facility Revenue, Lakeside At Waterman Village Project, Tax-Exempt Bonds, Series A, Refunding	5.750%	8/15/55	1,750,000	1,673,246
Lakeside at Satilla, FL, Community Development District District, Special Assessment Revenue, Capital Improvemet, Series 2025	5.625%	5/1/55	200,000	202,415 (a)
Lakewood Ranch Stewardship District, FL, Special Assessment Revenue:
Northeast Sector Project, Series 2018	5.300%	5/1/39	1,250,000	1,276,445
Northeast Sector Project, Series 2020, Refunding	4.000%	5/1/50	500,000	417,173 (a)
Series 2024	4.625%	5/1/31	185,000	188,878
Series 2024	5.300%	5/1/44	485,000	494,962
Series 2024	5.550%	5/1/54	530,000	538,726
Series 2024	5.500%	5/1/55	760,000	766,331
Landings, FL, Community Development District District, Special Assessment Revenue, Series 2024	5.800%	5/1/55	850,000	860,992
Lee County, FL, Healthcare Facilities Revenue, Shell Point Obligated Group Project, Series C	5.000%	11/15/54	500,000	483,495
Lowery Hills, FL, Community Development District District, Special Assessment Revenue, Assessment Area One Project, Series 2025	5.625%	5/1/45	725,000	729,752 (a)
Manatee County, FL, Northlake Stewardship District, Special Assessment Revenue:
Rye Ranch Pod C1 – Assessment Area One	6.000%	5/1/45	125,000	129,900
Rye Ranch Pod C1 – Assessment Area One	6.200%	5/1/56	350,000	363,154
Miami-Dade County, FL, IDA Revenue, Pinecrest Academy Project	5.000%	9/15/34	1,980,000	1,980,788
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Middleton, FL, Community Development District, Special Assessment Revenue, Series A	6.200%	5/1/53	$1,345,000	$1,409,102
Northridge, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.750%	5/1/45	275,000	282,460 (a)
Series 2025	6.000%	5/1/55	275,000	282,135 (a)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.750%	5/15/55	880,000	894,377 (a)
Palermo, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.500%	6/15/55	600,000	617,212
Palm Beach County, FL, Health Facilities Authority Revenue:
Lynn University Housing Project, Series A	5.000%	6/1/57	1,045,000	908,094 (a)
Palm Beach Atlantic University Housing Project, Series A	5.000%	4/1/39	500,000	502,675 (a)
Palm Coast Park, FL, Community Development District, Special Assessment Revenue, Series 2025	6.750%	5/1/57	300,000	311,893 (a)
Peace Creek Village, FL, Community Development District, Special Assessment Revenue, Series 2025	5.600%	5/1/45	710,000	717,534 (a)
Pinellas County, FL, IDA Revenue, Drs. Kiran & Pallavi Patel 2017 Foundation For Global Understanding Inc., Project	5.000%	7/1/39	2,770,000	2,776,410
Radiance, FL, Community Development District, Special Assessment Revenue, Assessment Area One	6.400%	5/1/56	400,000	413,979 (a)
Ranches at Lake Mcleod, FL, Community Development District, Special Assessment Revenue, Assessment Area Two	5.650%	6/15/55	590,000	595,284
River Landing, FL, Community Development District, Special Assessment Revenue, Capital Improvement	5.450%	5/1/55	560,000	561,788
Sarasota County, FL, Health Facilities Authority Revenue:
Village On The Isle Project, Refunding	5.000%	1/1/30	750,000	756,411
Village On The Isle Project, Refunding	5.000%	1/1/31	1,285,000	1,295,989
Seminole County, FL, IDA Revenue, Galileo Schools For Gifted Learning Project, Series A	4.000%	6/15/51	830,000	651,005 (a)
Solaeris, FL, Community Development District, Special Assessment Revenue:
Assessment Area Two, Series 2025	6.000%	5/1/45	175,000	180,772 (a)
Assessment Area Two, Series 2025	6.300%	5/1/56	320,000	330,745 (a)
St. Johns County, FL, IDA Revenue:
Vicars Landing Project, Series A, Refunding	4.000%	12/15/36	400,000	374,663
Vicars Landing Project, Series A, Refunding	4.000%	12/15/41	750,000	654,068
Vicars Landing Project, Series A, Refunding	4.000%	12/15/50	750,000	573,908
Sunrise, FL, Community Development District, Special Assessment Revenue, Capital Improvement Bonds, Series 2025	5.875%	5/1/55	250,000	247,184 (a)
Tampa, FL, Hospital Revenue:
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/40	850,000	447,374
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/41	1,000,000	493,537
H. Lee Moffitt Cancer Center Project, CAB, Series A	0.000%	9/1/45	2,000,000	763,344
Terra Lago, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.625%	5/1/45	250,000	254,409
Tolomato, FL, Community Development District, Special Assessment Revenue:
Seabrook Village Phases One and Two, Series 2024	4.800%	5/1/44	880,000	863,061
Seabrook Village Phases One and Two, Series 2024	5.125%	5/1/54	360,000	351,479
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Tranquility, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.625%	5/1/55	$600,000	$599,855 (a)(e)
Venice, FL, Retirement Community Revenue, Tax-Exempt, Isle Project, Series A	5.625%	1/1/60	625,000	618,724 (a)
Verano No 4, FL, Community Development District, Special Assessment Revenue, Astor Creek Phase, Assessment Area Two, Series 2025	6.000%	5/1/55	375,000	389,078
Village, FL, Community Development District No 13, Special Assessment Revenue:
Series 2020	3.500%	5/1/51	3,820,000	2,994,097 (a)
Series 2021	3.250%	5/1/52	1,450,000	1,075,040
Waterford, FL, Community Development District, Special Assessment Revenue, Assessment Area Three	6.000%	5/1/45	595,000	620,181
Waterset South, FL, Community Development District, Special Assessment Revenue, Assessment Area, Series 2025	5.700%	5/1/56	465,000	469,019 (a)
West Port East, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.000%	5/1/55	550,000	566,811 (a)
Westview South, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	6.200%	5/1/55	625,000	651,630 (a)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue, Series 2024	4.800%	5/1/55	800,000	764,004 (a)
Willowbrook, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.875%	5/1/56	150,000	152,190 (a)
Woodcreek, FL, Community Development District, Special Assessment Revenue, Assessment Area Two, Series 2025	5.500%	5/1/55	500,000	490,944
Woodland Crossing, FL, Community Development District, Special Assessment Revenue:
Series 2025	5.875%	5/1/45	115,000	118,454 (a)
Series 2025	6.125%	5/1/56	240,000	247,019 (a)
Woodland Preserve, FL, Community Development District, Special Assessment Revenue, Assessment Area One, Series 2025	5.500%	5/1/55	500,000	501,593 (a)
Total Florida				71,597,847
Georgia — 0.7%
Atlanta, GA, Development Authority Revenue:
Series A	6.000%	7/1/50	125,000	129,911 (a)
Series A	6.000%	7/1/55	100,000	103,411 (a)
Cobb County, GA, Development Authority Revenue:
State University Foundation Inc., Unrefunded	5.000%	7/15/30	1,175,000	1,175,699
State University Foundation Inc., Unrefunded	5.000%	7/15/38	1,205,000	1,204,985
DeKalb County, GA, Development Authority Revenue:
Series A	5.000%	6/1/55	400,000	386,129
Series A	5.000%	6/1/63	800,000	754,650
Total Georgia				3,754,785
Illinois — 4.7%
Chicago, IL, Board of Education, GO:
Dedicated, Series A	7.000%	12/1/46	1,500,000	1,558,298 (a)
Dedicated, Series A	5.875%	12/1/47	3,725,000	3,745,335
Chicago, IL, GO:
Series A	5.000%	1/1/44	2,000,000	1,902,472
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series A, Refunding	4.000%	1/1/36	$3,150,000	$3,024,101
Series B, Refunding, BAM-TCRS	4.000%	1/1/38	5,000,000	5,000,032
Chicago, IL, Midway International Airport, Senior Lien, Series A, Refunding, BAM	5.750%	1/1/48	2,000,000	2,148,667 (b)
Chicago, IL, Special Assessment Revenue:
Lakeshore East Project, Series 2022, Refunding	2.870%	12/1/27	228,000	222,303 (a)
Lakeshore East Project, Series 2022, Refunding	3.200%	12/1/29	300,000	290,064 (a)
Lakeshore East Project, Series 2022, Refunding	3.290%	12/1/30	325,000	313,923 (a)
Lakeshore East Project, Series 2022, Refunding	3.450%	12/1/32	275,000	264,029 (a)
Du Page County, IL, Special Tax Revenue, Monarch Landing Inc., Series 2006	5.625%	3/1/36	596,000	596,481
Illinois State Finance Authority Revenue:
Navy Pier Inc., Series B, Refunding	5.000%	10/1/49	1,000,000	972,067 (a)
Navy Pier, Inc., Series 2024, Refunding	5.000%	10/1/44	750,000	742,338 (a)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/47	5,500,000	5,347,688
Total Illinois				26,127,798
Indiana — 0.4%

Indiana State Finance Authority Revenue, Student Housing Revenue Bonds, Series A	5.125%	6/1/58	2,500,000	2,505,116
Iowa — 1.0%
Iowa State Finance Authority Revenue:
Lifespace Communities Inc., Series 2023, Refunding	7.500%	5/15/53	1,400,000	1,554,147
Lifespace Communities Inc., Series 2024, Refunding	5.125%	5/15/59	3,500,000	3,284,023
Senior Living Facility, Presbyterian Homes Mill Pond Project, Series 2025, Refunding	5.750%	10/1/55	650,000	660,803
Total Iowa				5,498,973
Kentucky — 0.4%
Kentucky State Economic Development Finance Authority Revenue:
Owensboro Health, Inc., Series A, Refunding	5.250%	6/1/41	375,000	378,532
The Meadow Project and Grove Pointe Project, Refunding	5.000%	5/15/36	2,000,000	1,909,858
Total Kentucky				2,288,390
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue:
Christwood Project, Series 2024, Refunding	5.000%	11/15/44	765,000	730,994 (a)
Christwood Project, Series 2024, Refunding	5.250%	11/15/59	1,150,000	1,064,268 (a)
Louisiana State PFA, Revenue:
Acadiana Renaissance Charter Academy Project, Series 2025	6.000%	6/15/59	325,000	326,679 (a)
Calcasieu River Bridge Public-Private Partnership Project, Series 2024	5.500%	9/1/59	2,400,000	2,448,318 (b)
Calcasieu River Bridge Public-Private Partnership Project, Series 2024	5.750%	9/1/64	1,100,000	1,141,403 (b)
Total Louisiana				5,711,662
Maryland — 1.6%
County of Frederick, MD, Educational Facilities Revenue, Mount St. Mary’s University Series A, Refunding	5.000%	9/1/37	500,000	478,964 (a)
County of Prince George’s, MD, Tax Increment Revenue, Westphalia Town Center Project, Series 2018	5.125%	7/1/39	300,000	301,733 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — continued
Maryland State EDC, Student Housing Revenue, Morgan State University Project, Series A	6.000%	7/1/58	$5,025,000	$5,340,981
Maryland State EDC, Tax Increment Revenue, Port Covington Project, Series 2020	4.000%	9/1/50	1,250,000	1,066,091
Mayor And Council Of Brunswick, MD, Special Tax Revenue, Brunswick Crossing, Series 2019, Refunding	5.000%	7/1/36	998,000	1,016,662
Westminster, MD, Mayor And Common Council Revenue, Lutheran Village At Millers Grant, Inc., Series A	6.000%	7/1/34	695,000	695,541
Total Maryland				8,899,972
Massachusetts — 0.9%
Collegiate Charter School of Lowell Revenue, Series 2019	5.000%	6/15/49	2,290,000	2,186,686
Massachusetts State DFA Health Facilities Authority Revenue, Adventcare Inc., Series A	6.650%	10/15/28	2,035,000	20 *(a)(f)(g)(h)
Massachusetts State DFA Revenue:
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/45	750,000	618,477
Lasell University Issue, Series 2021, Refunding	4.000%	7/1/50	2,615,000	2,076,874
Total Massachusetts				4,882,057
Michigan — 1.6%
Detroit, MI, GO, Financial Recovery, Series B-1	4.000%	4/1/44	4,549,005	3,630,277 (d)
Detroit, MI, GO, Unlimited Tax:
Series 2018	5.000%	4/1/37	350,000	359,940
Series 2021	4.000%	4/1/40	1,120,000	1,100,369
Michigan State Finance Authority Revenue:
Aquinas College Project, Refunding	5.000%	5/1/46	1,000,000	754,864
Lawrance Technological University Project, Refunding	5.000%	2/1/37	1,080,000	1,085,321
Lawrance Technological University Project, Refunding	5.000%	2/1/47	600,000	566,479
Michigan State HDA Revenue, Series A	2.730%	10/1/59	2,500,000	1,619,575
Total Michigan				9,116,825
Minnesota — 1.5%
Baytown Township, MN, Charter School Lease Revenue, St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	400,000	373,048
Eagan, MN, Charter School Lease Revenue, Great Oaks Academy, Series A	6.500%	2/1/65	700,000	685,193 (a)
Forest Lake, FL, Charter School Lease Revenue, Lakes International Language Academy Project, Series A	5.250%	8/1/43	615,000	615,688
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	1,000,000	864,909
Series A	5.000%	11/1/36	1,500,000	1,504,986
Minnesota State HEFA Revenue, Series A	5.000%	5/1/46	1,000,000	687,211
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	1,350,000	1,352,850
St. Paul Minnesota Housing & Redevelopment Authority Revenue, Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,750,000	2,519,377
Total Minnesota				8,603,262
Missouri — 2.7%
Missouri State HEFA Revenue:
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/38	930,000	794,840
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Missouri — continued
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series A, Refunding	4.000%	5/1/43	$3,965,000	$3,116,404
University of Health Sciences and Pharmacy in St. Louis Educational Facilities, Series B, Refunding	4.000%	5/1/45	3,500,000	2,647,080
Missouri State IDA, Development Financing Revenue, Ballpark Village Development Project, Series A, Refunding	4.750%	11/15/47	1,625,000	1,410,612
Plaza at Noah’s Ark, MO, Community Improvement District Revenue:
Refunding	3.000%	5/1/30	725,000	692,694
Refunding	3.125%	5/1/35	500,000	450,537
St. Louis County, MO, IDA Revenue, Vicars Landing Project, Series A	5.250%	9/1/53	6,000,000	5,930,238
Total Missouri				15,042,405
Nevada — 0.6%
City of North Las Vegas, NV, Special Assessment Revenue:
Local Improvement Bonds, Series 2025	6.750%	6/1/55	650,000	659,218 (a)
Series 2019	4.500%	6/1/39	615,000	609,578
Las Vegas, NV, Special Assessment Revenue:
Series 2014, Refunding	5.000%	6/1/30	795,000	795,560
Series 2021	3.125%	6/1/51	1,410,000	995,055
Sparks, NV, Special Assessment Revenue, Local Improvement Bonds, Series 2024	5.125%	6/1/54	500,000	496,087
Total Nevada				3,555,498
New Hampshire — 1.9%
National Finance Authority, NH, Revenue:
Caritas Oregon Project, Series A	4.125%	8/15/40	1,475,000	1,336,889
Caritas Oregon Project, Series A	4.250%	8/15/46	1,650,000	1,420,508
Caritas Oregon Project, Series A	4.500%	8/15/55	3,495,000	2,918,969
Grace Christian School Project	6.000%	8/1/65	1,500,000	1,512,887
Social Certificates	3.625%	8/20/39	3,765,827	3,605,702
Total New Hampshire				10,794,955
New Jersey — 1.3%
Camden County, NJ, Improvement Authority Revenue, Cooper Norcross Academy, Series 2022	6.000%	6/15/62	3,000,000	3,121,229
New Jersey State EDA Revenue, Consolidated Series 221	5.000%	6/15/37	1,000,000	1,000,234 (b)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.625%	11/15/30	1,000,000	1,000,014 (b)
United Airlines Project	5.500%	6/1/33	2,000,000	2,000,047 (b)
Total New Jersey				7,121,524
New Mexico — 0.2%

Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	1,200,000	1,120,448
New York — 5.7%
Build NYC Resource Corp., NY, Revenue, New World Preparatory Charter School Project, Series A	4.000%	6/15/51	500,000	389,901 (a)
Monroe County, NY, Industrial Development Corp. Revenue, Series A	5.000%	6/1/59	540,000	512,144 (a)
New York State Liberty Development Corp., Revenue:
3 World Trade Center Project, Refunding	5.375%	11/15/40	1,250,000	1,250,240 (a)
Tax-Exempt Bonds, 4 World Trade Center Project, Green Bonds, Refunding	2.875%	11/15/46	2,650,000	1,958,835
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
Tax-Exempt Bonds, Refunding	3.000%	9/15/43	$5,450,000	$4,489,487
Tax-Exempt Bonds, Refunding	3.125%	9/15/50	425,000	322,755
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Series 2021, Refunding	3.000%	8/1/31	1,150,000	1,088,947 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2018	4.000%	1/1/36	4,405,000	4,285,547 (b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	2,200,000	2,311,279 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	4,400,000	4,594,031 (b)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/55	5,500,000	5,877,719 (b)
Oneida Indian Nation of New York, Series A	8.000%	9/1/40	2,250,000	2,298,965 (a)
Suffolk Regional Off-Track Betting Corp., NY, Revenue, Tax Exempt General Obligations	6.000%	12/1/53	2,730,000	2,770,764
Total New York				32,150,614
North Carolina — 1.2%
North Carolina State Medical Care Commission, First Mortgage Revenue:
Lutheran Services For The Aging, Refunding, Series A	4.000%	3/1/42	2,500,000	2,280,642
Pennybyrn At Maryfield Project, Series A	5.000%	10/1/50	1,500,000	1,372,624
Twin Lakes Community, Series A	5.000%	1/1/49	2,970,000	2,919,251
Total North Carolina				6,572,517
North Dakota — 0.3%

Horace, ND, GO, Improvement Bonds, Series C, Refunding	5.000%	5/1/50	1,500,000	1,502,392
Ohio — 3.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series A-2, Refunding	3.000%	6/1/48	4,870,000	3,455,962
Centerville, OH, Health Care Improvement Revenue, Graceworks Lutheran Services, Series 2017, Refunding	5.250%	11/1/47	2,000,000	1,903,253
Cleveland Cuyahoga County, OH, Port Authority Revenue, Playhouse Square Foundation Project, Series 2018, Refunding	5.500%	12/1/43	500,000	505,948
Hamilton County, OH, Revenue, Life Enriching Communities Project, Series A	5.000%	1/1/52	785,000	740,868
Hickory Chase Community Authority Revenue, Infrastructure Improvement, Series A, Refunding	5.000%	12/1/40	1,335,000	1,356,126 (a)
Ohio Higher Educational Facility Commission Revenue:
Capital University 2022 Project, Refunding	6.000%	9/1/52	1,475,000	1,497,550
The Cleveland Institute Of Music 2018 Project	5.250%	12/1/48	750,000	665,282
The Cleveland Institute Of Music 2022 Project	5.125%	12/1/42	3,490,000	3,583,664
The Cleveland Institute Of Music 2022 Project	5.375%	12/1/52	3,300,000	3,360,725
Washington County, OH, Hospital Facilities Revenue, Memorial Health System Obligated Group, Refunding	6.750%	12/1/52	750,000	777,563
West Central Ohio State Port Authority Revenue, Reserve At Honey Creek Phase I Project, CAB Step bond (0.000% to 12/1/32 then 6.750%)	0.000%	12/1/58	755,000	507,683
Total Ohio				18,354,624
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oklahoma — 0.0%††

Tulsa, OK, Municipal Airport Trust Revenue, American Airlines Inc. Project, Refunding	6.250%	12/1/35	$110,000	$126,959 (b)
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Rose Villa Project, Series A, Refunding	5.375%	11/15/55	1,000,000	982,942
Warm Springs, OR, Reservation Confederated Tribe Hydroelectric Revenue:
Tax Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/32	360,000	387,211 (a)
Tax Exempt, Pelton-Round Butte Project, Series B, Refunding	5.000%	11/1/39	700,000	737,076 (a)
Total Oregon				2,107,229
Pennsylvania — 3.4%
Chester County, PA, IDA Revenue:
Colleguim Charter School Project, Series A	5.125%	10/15/37	1,200,000	1,176,068
University Student Housing LLC Project, West Chester University Of Pennsylvania, Series A	5.000%	8/1/45	2,200,000	2,035,547
Cumberland County, PA, Municipal Authority Revenue, Asbury Pennsylvania Obligated Group, Series 2019, Refunding	5.000%	1/1/45	1,000,000	937,357
Dallas Area, PA, Municipal Authority Revenue, Misericordia University Project, Series 2019, Refunding	5.000%	5/1/48	3,600,000	3,248,128
Lancaster County, PA, Hospital Authority Revenue, Moravian Manors Inc., Series A	5.000%	6/15/49	4,705,000	4,105,064
Lancaster, PA, IDA Revenue, Willow Valley Communities Project, Series 2019	4.000%	12/1/44	1,150,000	1,002,822
Lehigh County, PA, IDA Revenue, Charter School Project, Series A, Refunding	4.000%	5/1/51	2,385,000	1,835,107
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	6.000%	6/30/61	2,500,000	2,645,390 (b)
Pennsylvania State Higher EFA Revenue, University Properties Inc. Student Housing Project, Refunding, Series A	5.000%	7/1/31	1,000,000	1,001,578
Philadelphia, PA, IDA Revenue:
Refunding	5.000%	3/15/45	75,000	79,096 (a)(i)
Unrefunded	5.000%	3/15/45	1,387,984	277,597 *(a)(f)
Wilkes-Barre, PA, Finance Authority Revenue, Wilkes University Project, Refunding	4.000%	3/1/42	1,165,000	987,783
Total Pennsylvania				19,331,537
Puerto Rico — 2.5%
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/37	3,000,000	2,873,684
Restructured, Series A-1	4.000%	7/1/41	5,700,000	5,237,020
Puerto Rico Electric Power Authority Revenue, Series TT	5.000%	7/1/37	5,290,000	3,504,625 *(f)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	80,000	75,707
CAB, Restructured, Series A-1	0.000%	7/1/29	109,000	96,464
CAB, Restructured, Series A-1	0.000%	7/1/31	141,000	115,501
CAB, Restructured, Series A-1	0.000%	7/1/33	159,000	120,663
CAB, Restructured, Series A-1	0.000%	7/1/46	2,518,000	880,885
Restructured, Series A-1	4.500%	7/1/34	116,000	116,032
Restructured, Series A-1	4.550%	7/1/40	59,000	58,596
Restructured, Series A-2	4.329%	7/1/40	600,000	582,506
Restructured, Series A-2	4.536%	7/1/53	17,000	15,426
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Restructured, Series A-2	4.784%	7/1/58	$240,000	$226,117
Total Puerto Rico				13,903,226
Rhode Island — 0.5%

Tobacco Settlement Financing Corp., RI, Revenue, Series B, Refunding	5.000%	6/1/50	3,000,000	2,971,742
South Carolina — 1.5%
Berkeley County, SC, Special Assessment Revenue, Series 2019	4.250%	11/1/40	1,000,000	939,003
Lancaster County, SC, Special Assessment Revenue, Series 2025	6.200%	6/1/55	300,000	309,799 (a)
South Carolina State Jobs-EDA Hospital Facilities Revenue:
Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.500%	11/15/44	750,000	766,425
Beaufort Memorial Hospital & South of Broad Healthcare Project, Series 2024	5.750%	11/15/54	1,000,000	1,037,654
South Carolina State Jobs-EDA Revenue:
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/36	1,000,000	870,133 (a)
Green Charter Schools Project, Series A, Refunding	4.000%	6/1/56	1,530,000	1,034,999 (a)
High Point Academy Project, Series A	5.750%	6/15/39	2,000,000	1,882,356 (a)
Woodlands at Furman Project, Series A	5.000%	11/15/42	585,000	580,981
Woodlands at Furman Project, Series A	5.000%	11/15/54	1,100,000	1,011,438
Total South Carolina				8,432,788
Tennessee — 1.2%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue:
The Blakeford at Green Hills Corp., Series 2020	4.000%	11/1/55	3,000,000	2,371,524
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/29	490,000	503,066
Trevecca Nazarene University Project, Series 2019, Refunding	5.000%	10/1/48	1,800,000	1,739,856
Trevecca Nazarene University Project, Series 2021	4.000%	10/1/51	1,000,000	802,123
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Development Revenue, Fifth and Broadway Development Project	5.125%	6/1/36	1,250,000	1,270,381 (a)
Total Tennessee				6,686,950
Texas — 8.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Basis Texas Charter Schools Inc., Series 2024	4.750%	6/15/49	615,000	560,603 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/54	1,050,000	953,371 (a)
Basis Texas Charter Schools Inc., Series 2024	4.875%	6/15/59	1,000,000	900,224 (a)
Magellan International School, Series 2022	6.375%	6/1/62	2,400,000	2,427,227 (a)
Wayside Schools, Series A, Refunding	4.000%	8/15/36	335,000	310,085
Wayside Schools, Series A, Refunding	4.000%	8/15/46	850,000	687,016
Aubrey, TX, Special Assessment Revenue:
Duck Point Public Improvement, Series 2025	5.375%	12/31/45	150,000	149,019 (a)
Duck Point Public Improvement, Series 2025	5.625%	12/31/55	260,000	260,249 (a)
Beaumont, TX, Housing Authority Revenue, Residential Development Senior Lien, Series A	6.500%	7/1/55	1,350,000	1,343,136 (a)
Celina, TX, Special Assessment Revenue:
Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	5.375%	9/1/45	358,000	358,195 (a)
Sutton Fields East Public Improvement District Phase 2 Project, Series 2025	5.625%	9/1/55	630,000	630,661 (a)
Crandall, TX, Special Assessment Revenue, River Ridge Public Improvement District Improvement Area 2 Project, Series 2025	5.500%	9/15/55	920,000	920,963 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Denton County, TX, Special Assessment Revenue:
Green Meadows Public Improvement District Major Improvement Area One Project, Series 2025	5.625%	12/31/55	$300,000	$310,145 (a)
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	5.875%	12/31/45	300,000	309,864 (a)
Green Meadows Public Improvement District Major Improvement Area Project, Series 2025	6.125%	12/31/55	600,000	621,679 (a)
East Waller County Management District, TX, Special Assessment Revenue:
Sofi Lakes Sections One and Two Project, Series 2025	5.000%	9/15/35	115,000	118,002 (a)
Sofi Lakes Sections One and Two Project, Series 2025	6.000%	9/15/45	260,000	267,000 (a)
Sofi Lakes Sections One and Two Project, Series 2025	6.250%	9/15/55	305,000	313,556 (a)
Elmendorf, TX, Special Assessment Revenue, Hickory Ridge Public Improvement District Improvement Area Two Project, Series 2025	6.125%	9/1/55	300,000	302,285 (a)
Ennis, TX, Special Assessment Revenue, Prairieview Public Improvement District Improvement Area One and Two Project, Series 2025	5.500%	9/15/55	625,000	619,496 (a)(e)
Gunter, TX, Special Assessment Revenue, Bridges Phase 2A Public Improvement District Project, Series 2025	5.500%	9/15/45	771,000	779,757 (a)
Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes, Inc. Project, Series 2016, Refunding	5.000%	1/1/37	1,000,000	1,008,754
Houston, TX, Airport System Revenue, Special Facilities, United Airlines Inc., Airport Terminal E Project, Series A	4.000%	7/1/41	3,750,000	3,445,460 (b)
Justin, TX, Special Assessment Revenue, Timberbrook Public Improvement District No 1, Improvement Area Three Project, Series 2025	5.875%	9/1/45	200,000	207,050 (a)
Lowry Crossing, TX, Special Assessment Revenue, Simpson Road Public Improvement District Project, Series 2025	6.000%	9/15/55	1,507,000	1,549,614 (a)
Manor, TX, Special Assessment Revenue:
Entradaglen Public Improvement District, Assessment Area One Project, Series 2025	7.000%	9/15/55	364,000	375,721 (a)
Newhaven Public Improvement District, Series 2025	6.000%	9/15/55	275,000	278,649 (a)
Mansfield, TX, Special Assessment Revenue, Staybolt Public Improvement District, Assessment Area One Project, Series 2025	6.250%	9/15/55	850,000	878,990 (a)
Matagorda County, TX, Navigation District No. 1, Revenue, AEP Texas Central Co., Refunding, Series A, AMBAC	4.400%	5/1/30	3,000,000	3,132,259
Medina County, TX, Special Assessment Revenue, Talley Ho Public Improvement District Improvement Area One Project	5.350%	9/1/54	1,371,000	1,318,363 (a)
Mission, TX, EDC, Permian Basin Water Resources Project, Green Bonds	6.750%	8/15/45	1,000,000	1,031,339 (a)(b)
Mustang Ridge, TX, Special Assessment Revenue, Durango Public Improvement District Improvement Area 2 Project	6.125%	9/1/55	789,000	813,890 (a)
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
MRC Senior Living, Langford Project	5.375%	11/15/36	500,000	480,922
MRC Senior Living, Langford Project	5.500%	11/15/46	700,000	611,443
MRC Senior Living, Langford Project	5.500%	11/15/52	250,000	210,251
Westminster Manor Project, Refunding	4.000%	11/1/55	1,450,000	1,188,757
Pilot Point, TX, Special Assessment Revenue:
Bryson Ranch Public Improvement District	5.250%	9/15/35	100,000	104,289 (a)
Bryson Ranch Public Improvement District	6.125%	9/15/45	100,000	103,628 (a)
Bryson Ranch Public Improvement District	6.375%	9/15/55	113,000	116,874 (a)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Bryson Ranch Public Improvement District Zone A Improvement Area 1 Project	6.125%	9/15/45	$175,000	$181,349 (a)
Bryson Ranch Public Improvement District Zone A Improvement Area 1 Project	6.375%	9/15/55	250,000	258,571 (a)
Bryson Ranch Public Improvement District Zone A Remainder Area Project	7.125%	9/15/55	185,000	191,261 (a)
Bryson Ranch Public Improvement District Zone B Remainder Area Project	7.125%	9/15/55	180,000	186,091 (a)
Royse City, TX, Special Assessment Revenue, Clearview Ranch Public Improvement District North Zone Improvement Area 1 Project	6.000%	9/15/55	673,000	689,017 (a)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,620,000	1,640,177
Terrell, TX, Special Assessment Revenue:
Arboretum Estates Public Improvement District No 6, Series 2025	6.250%	9/15/55	375,000	387,221 (a)
Series 2025	7.000%	9/15/55	375,000	384,066 (a)
Texas State Community Housing & EDC Revenue, Senior Lien, Agape Helotes, Series A-1	6.250%	1/1/65	1,375,000	1,289,230 (a)
Texas State Technical College System Revenue, Series A, AG	6.000%	8/1/54	4,000,000	4,383,968
Texas State Transportation Commission, Highway 249 System Toll Revenue, CAB, First Tier Toll Revenue, Series A	0.000%	8/1/39	1,500,000	803,110
Tomball, TX, Special Assessment Revenue, Winfrey Estates Public Improvement District, Series 2025	6.000%	9/15/53	450,000	467,655 (a)
Town of Providence Village, TX, Special Assessment Revenue, Foree Ranch Public Improvement District, Series 2025	5.500%	9/1/55	910,000	908,624 (a)
Uptown Development Authority, TX, Tax Increment Revenue:
Series 2021, Refunding	3.000%	9/1/36	650,000	570,492
Series 2021, Refunding	3.000%	9/1/37	650,000	557,580
Series 2021, Refunding	3.000%	9/1/38	750,000	623,921
Series 2021, Refunding	3.000%	9/1/39	550,000	446,352
Series 2021, Refunding	3.000%	9/1/40	605,000	477,927
Wharton, TX, Special Assessment Revenue, Wharton Public Improvement District No 2, Series 2025	6.000%	9/15/55	150,000	153,857 (a)
Total Texas				44,599,255
Utah — 2.1%
Black Desert Public Infrastructure District, UT, Special Assessment Revenue, Assessment Area One Project, Series 2024	5.625%	12/1/53	3,000,000	3,033,075 (a)
Mida Cormont, UT, Public Infrastructure District, GO, CAB, Series A-2 Step bond (0.000% to 6/1/29 then 6.750%)	0.000%	6/1/55	750,000	634,681 (a)
Mida Mountain Village, UT, Public Infrastructure District, Special Assessment Revenue, Mountain Village Assessment Area 2	4.000%	8/1/50	1,525,000	1,308,487 (a)
Mida Mountain Village, UT, Public Infrastructure District, Tax Allocation Revenue, Series 2024	6.000%	6/15/54	1,000,000	1,030,242 (a)
Point Phase 1, UT, Public Infrastructure District No 1, Tax Assessment Revenue, Series A-1	6.125%	3/1/55	1,050,000	1,095,657
SkyRidge Pegasus Infrastructure Financing District, UT, Special Assessment Revenue, Series 2024	5.250%	12/1/44	700,000	692,617 (a)
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	4.000%	10/15/42	1,500,000	1,386,683
Series 2022	5.000%	10/15/32	1,000,000	1,076,288
Series 2024	5.250%	10/15/36	355,000	389,000
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Utah — continued
Series 2024	5.250%	10/15/39	$405,000	$431,627
Series 2024	5.500%	10/15/44	450,000	467,426
Series 2024	5.500%	10/15/48	500,000	513,090
Total Utah				12,058,873
Virginia — 1.1%
Cherry Hill, VA, Community Development District Authority, Special Assessment Revenue, Series 2015	5.150%	3/1/35	500,000	500,666 (a)
Farms New Kent, VA, Community Development District Authority, Special Assessment Revenue, Series A	3.750%	3/1/36	685,000	670,431 (a)
James City County, VA, EDA Residential Care Facility Revenue:
Williamsburg Landing, Series A	6.875%	12/1/58	1,000,000	1,082,851
Williamsburg Landing, Series A, Refunding	4.000%	12/1/50	2,250,000	1,757,145
Lower Magnolia Green, VA, Community Development District Authority, Special Assessment Revenue, Series 2015	5.000%	3/1/35	785,000	785,166 (a)
Suffolk, VA, EDA Retirement Facilities Revenue, Lake Prince Center, Inc., Refunding	5.000%	9/1/31	1,500,000	1,501,916
Total Virginia				6,298,175
Washington — 3.2%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.875%	12/1/53	5,000,000	5,542,334
King County, WA, Public Hospital District No 4, Snoqualmie Valley Health, Series A, Refunding	7.000%	12/1/60	650,000	664,006
Skagit County, WA, Public Hospital District No 1, Hospital Revenue, Skagit Regional Health	5.500%	12/1/54	2,000,000	2,061,478
Washington State HFC Revenue, Social Certificates, Series 2024	0.000%	3/1/50	1,241,783	1,215,702 (d)
Washington State HFC, Non-Profit Housing Revenue:
Blakeley and Laurel Villages Portfolio, Series B	7.000%	7/1/64	625,000	647,928 (a)
Presbyterian Retirement Communities North West Project, Series A, Refunding	5.000%	1/1/46	2,500,000	2,366,681 (a)
Seattle Academy of Arts and Sciences Project, Series 2023, Refunding	6.125%	7/1/53	2,500,000	2,692,249 (a)
Spokane International Academy Project, Series A	4.000%	7/1/40	2,235,000	1,911,738 (a)
Wesley Homes at Lea Hill Project, Series 2016, Refunding	5.000%	7/1/36	575,000	574,568 (a)
Total Washington				17,676,684
West Virginia — 0.2%
Monongalia County, WV, Senior Tax Increment Revenue:
Development District No. 4, Refunding, Series A	5.750%	6/1/43	440,000	464,782 (a)
Development District No. 4, Refunding, Series A	6.000%	6/1/53	880,000	927,100 (a)
Total West Virginia				1,391,882
Wisconsin — 7.8%
Public Finance Authority, WI, Revenue:
Affordable Housing Multifamily Certificates	6.810%	4/28/36	2,375,000	2,448,002 (a)
Charter School Certificates, Series A	5.750%	7/1/62	2,842,700	2,983,646
Church Home of Hartford Inc. Project, Refunding	5.000%	9/1/38	1,500,000	1,500,418 (a)
Cornerstone Charter Academy	5.000%	2/1/64	2,000,000	1,933,256
Foundation Academy Charter School Project	5.000%	7/1/55	1,000,000	909,829 (a)
Foundation Academy Charter School Project	5.000%	7/1/60	1,250,000	1,119,757 (a)
Georgia Sr 400 Express Lanes Project	5.750%	12/31/65	1,200,000	1,243,855 (b)
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Wisconsin — continued
Georgia Sr 400 Express Lanes Project	6.500%	12/31/65	$1,525,000	$1,676,160 (b)
Grand Hyatt San Antonio Hotel Acquisition Project, Series B	6.000%	2/1/62	2,000,000	2,057,212 (a)
Mater Academy Of Nevada - East Las Vegas Campus Project, Series A	5.000%	12/15/39	1,400,000	1,404,432 (a)
Mater Academy Of Nevada - East Las Vegas Campus Project, Series A	5.000%	12/15/44	690,000	654,072 (a)
Multifamily Housing, The Promenade Apartments	6.250%	2/1/39	1,700,000	1,733,569 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/39	410,000	404,291 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/49	1,040,000	957,736 (a)
North Carolina Leadership Academy, Series A	5.000%	6/15/54	455,000	409,817 (a)
Northwest Nazarene University, Refunding	5.000%	10/1/43	3,425,000	3,422,070
Piedmont Community Charter School	5.000%	6/15/53	1,000,000	971,979
Retirement Facilities	5.000%	10/1/48	1,500,000	1,436,792 (a)
Roseman University Of Health Sciences	5.000%	4/1/50	95,000	103,797 (a)(i)
St. James Place Project, Tax Exempt Bond, Series A	6.750%	12/1/60	1,200,000	1,224,383 (a)
The Foundation Of The University Of North Carolina At Charlotte Inc. Project	4.000%	9/1/51	3,500,000	2,650,835 (a)
Wonderful Foundations Charter School Portfolio Project	5.000%	1/1/55	3,800,000	3,227,247 (a)
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC - Appalachian State University Project, Series A, AG	4.000%	7/1/55	1,000,000	895,707
Chf-Manoa, L.L.C. Uh Residences For Graduate Students	5.750%	7/1/63	2,000,000	2,005,785 (a)
University Of Hawai’I Foundation Project, Green Social Bonds	4.000%	7/1/61	1,400,000	1,050,306 (a)
Wisconsin State HEFA Revenue:
Dickson Hollow Phase II Project, Series 2024	6.125%	10/1/59	700,000	725,891
Oakwood Lutheran Senior Ministries, Series 2021, Refunding	4.000%	1/1/57	1,350,000	1,049,388
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/31	970,000	965,736
Saint John’s Communities Inc., Series 2022, Refunding	4.000%	9/15/36	790,000	763,783
Three Pillars Senior Living Communities, Series A	5.750%	8/15/59	1,500,000	1,539,210
Total Wisconsin				43,468,961

Total Municipal Bonds (Cost — $537,065,277)				527,177,120
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 10.4%
Alaska — 1.5%

Alaska Industrial Development and Export Authority Revenue, Tanana Chief Conference Project, Series 2019A	4.000%	10/1/44	8,750,000	8,120,764
Colorado — 1.1%

City and County of Denver, CO, Department of Aviation Airport Revenue, Series 2022D	5.750%	11/15/37	5,675,000	6,399,508
District of Columbia — 0.3%

Metropolitan Washington Airports Authority Revenue, Dulles Metrorail and Capital Improvement Projects	4.000%	10/1/53	1,935,000	1,690,346
Florida — 1.2%

Orange County Health Facilities Authority Revenue, Series 2022	4.000%	10/1/52	7,735,000	6,813,193
New York — 4.6%
New York City Transitional Finance Authority Revenue, Tax Exempt Subordinated Bonds, Series 2026 A, Subseries A-1	5.500%	5/1/50	12,500,000	13,654,751
New York State Personal Income Tax Revenue, Green Bonds, Series 2022C	5.000%	3/15/54	7,300,000	7,541,296
Port Authority of New York and New Jersey Consolidated Bonds, Series 2018	5.000%	11/1/49	4,485,000	4,574,794
Total New York				25,770,841
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
October 31, 2025
 Franklin Municipal High Yield ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — 1.7%
Port of Portland, OR, International Airport Revenue Bonds, Series 27A	4.000%	7/1/50	$10,710,000	$9,559,010

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $57,151,088)				58,353,662
Total Investments before Short-Term Investments (Cost — $594,216,365)				585,530,782
			Shares
Short-Term Investments — 1.0%
Money Market Funds — 0.7%
Putnam Government Money Market Fund, Class P Shares (Cost — $4,089,306)	3.920%		4,089,306	4,089,306 (k)(l)
		Maturity Date	Face Amount
U.S. Treasury Bills — 0.3%
U.S. Treasury Bills	1.949%	11/6/25	$599,000	598,810 (m)
U.S. Treasury Bills	3.646%	12/4/25	100,000	99,667 (m)
U.S. Treasury Bills	3.715%	1/20/26	700,000	694,357 (m)

Total U.S. Treasury Bills (Cost — $1,383,986)				1,392,834

Total Short-Term Investments (Cost — $5,473,292)				5,482,140
Total Investments — 105.4% (Cost — $599,689,657)				591,012,922
TOB Floating Rate Notes — (6.9)%				(38,490,000)
Other Assets in Excess of Other Liabilities — 1.5%				7,963,132
Total Net Assets — 100.0%				$560,486,054

*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	The coupon payment on this security is currently in default as of October 31, 2025.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(k)	Rate shown is one-day yield as of the end of the reporting period.
(l)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated Companies was $4,089,306 and the cost was $4,089,306 (Note 2).

(m)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

 Franklin Municipal High Yield ETF
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
AMBAC	—	American Municipal Bond Assurance Corporation - Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
PFA	—	Public Facilities Authority
TCRS	—	Transferable Custodial Receipts
At October 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	224	12/25	$27,495,648	$27,167,000	$328,648
See Notes to Schedule of Investments.

Franklin Municipal High Yield ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Municipal High Yield ETF (formerly Putnam Tax-Free High Yield Fund) (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund adopted the performance of the Putnam Tax-Free High Yield Fund (the “predecessor mutual fund”) as the result of a reorganization of the predecessor mutual fund into the Fund (the “Reorganization”) that was effective after the market close on October 27, 2025. Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ended on or prior to October 27, 2025 are those of the predecessor mutual fund.
Prior to the Fund’s listing on October 27, 2025, the net asset value (NAV) performance of Class R6 of the predecessor mutual fund is used as a proxy for the Fund’s market price returns. Had the predecessor mutual fund have been structured as an ETF, its performance may have differed.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.

Franklin Municipal High Yield ETF 2025 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$527,177,100	$20	$527,177,120
Municipal Bonds Deposited in Tender Option Bond Trusts	—	58,353,662	—	58,353,662
Total Long-Term Investments	—	585,530,762	20	585,530,782
Short-Term Investments†:
Money Market Funds	$4,089,306	—	—	4,089,306
U.S. Treasury Bills	—	1,392,834	—	1,392,834
Total Short-Term Investments	4,089,306	1,392,834	—	5,482,140
Total Investments	$4,089,306	$586,923,596	$20	$591,012,922
Other Financial Instruments:
Futures Contracts††	$328,648	—	—	$328,648
Total	$4,417,954	$586,923,596	$20	$591,341,570

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2025. The following transactions were effected in such company for the period ended October 31, 2025.

	Affiliate Value at July 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$4,089,306	4,089,306	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Putnam Government Money Market Fund, Class P Shares	—	—	—	$4,089,306

Franklin Municipal High Yield ETF 2025 Quarterly Report